REVISION OF FINANCIAL STATEMENTS - Statement of Consolidated Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Consolidated Operations
Sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565		$ 5,444		$ 7,379		$ 6,680		$ 6,085
Costs applicable to sales		1,053	999	957	1,002				1,956		3,009		4,062	[1]	3,738	[1]	3,588	[1]
Depreciation and amortization	323	328	310	300	312	338	285	278	610	$ 563	938	$ 901	1,261		1,213		1,121
Reclamation and remediation	94	26	43	29	108	24	18	19	72	37	98	61	192		169		249
Impairment of long-lived assets					1,000								14		1,003		56
Income (loss) before income and mining tax and other items	265	278	335	194	(889)	221	240	208	529	448	807	669	1,072		(220)		270
Income and mining tax benefit (expense)	(777)	(73)	(166)	(111)	(22)	(91)	(239)	(227)	(277)	(466)	(350)	(557)	(1,127)		(579)		(386)
Net income (loss):
Continuing operations	(524)	206	166	81	(916)	132	(4)	(24)	247	(28)	453	104	(71)		(812)		(161)
Discontinued operations	7	(7)	(15)	(23)	98	(449)	64	156	(38)	220	(45)	(229)	(38)		(131)		441
Net income (loss)	(517)	199	151	58	(818)	(317)	60	132	209	192	408	(125)	(109)		(943)		280
Net loss (income) attributable to noncontrolling interests:
Continuing operations	(25)	7	24	(11)	523	34	17	12	13	29	20	63	(5)		586		148
Discontinued operations					(45)	(79)	(54)	(94)		(148)		(227)			(272)		(222)
Net loss (income) attributable to noncontrolling interests, net of tax	(25)	7	24	(11)	478	(45)	(37)	(82)	13	(119)	20	(164)	(5)		314		(74)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	(549)	213	190	70	(393)	166	13	(12)	260	1	473	167	(76)		(226)		(13)
Discontinued operations	7	(7)	(15)	(23)	53	(528)	10	62	(38)	72	(45)	(456)	(38)		(403)		219
Net income (loss) attributable to Newmont stockholders	$ (542)	$ 206	$ 175	$ 47	$ (340)	$ (362)	$ 23	$ 50	$ 222	$ 73	$ 428	$ (289)	$ (114)		$ (629)		$ 206
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)	$ (1.02)	$ 0.39	$ 0.36	$ 0.13	$ (0.74)	$ 0.31	$ 0.02	$ (0.02)	$ 0.49		$ 0.88	$ 0.31	$ (0.14)		$ (0.43)		$ (0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	$ 0.13	(0.08)	(0.86)	(0.07)		(0.76)		0.42
Income (loss) per common share, basic (in dollars per share)	(1.01)	0.38	0.33	0.09	(0.64)	(0.68)	0.04	0.09	0.42	0.13	0.80	(0.55)	(0.21)		(1.19)		0.40
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)	(1.02)	0.39	0.36	0.13	(0.73)	0.31	0.02	(0.02)	0.49		0.88	0.31	(0.14)		(0.42)		(0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	0.13	(0.08)	(0.86)	(0.07)		(0.76)		0.42
Income (loss) per common share, diluted (in dollars per share)	$ (1.01)	$ 0.38	$ 0.33	$ 0.09	$ (0.63)	$ (0.68)	$ 0.04	$ 0.09	$ 0.42	$ 0.13	$ 0.80	$ (0.55)	$ (0.21)		$ (1.18)		$ 0.40
As Previously Reported
Statement of Consolidated Operations
Sales		$ 1,879	$ 1,875	$ 1,659	$ 1,789				$ 3,534		$ 5,413		$ 7,348		$ 6,711		$ 6,085
Costs applicable to sales		1,053	999	933	1,036				1,932		2,985		4,038		3,772		3,578
Depreciation and amortization	$ 321	327	308	293	328	$ 335	$ 281	$ 276	601	$ 557	928	$ 892	1,249		1,220		1,102
Reclamation and remediation	74	29	44	30	112	25	21	21	74	42	103	67	177		179		253
Impairment of long-lived assets					974								14		977		56
Income (loss) before income and mining tax and other items	287	276	336	193	(886)	223	241	208	529	449	805	672	1,092		(214)		295
Income and mining tax benefit (expense)	(776)	(72)	(167)	(110)	(8)	(90)	(238)	(227)	(277)	(465)	(349)	(555)	(1,125)		(563)		(391)
Net income (loss):
Continuing operations	(501)	205	166	81	(899)	135	(2)	(24)	247	(26)	452	109	(49)		(790)		(141)
Discontinued operations	7	(7)	(15)	(23)	92	(448)	64	159	(38)	223	(45)	(225)	(38)		(133)		445
Net income (loss)	(494)	198	151	58	(807)	(313)	62	135	209	197	407	(116)	(87)		(923)		304
Net loss (income) attributable to noncontrolling interests:
Continuing operations	(33)	8	26	(12)	508	34	16	12	14	28	22	62	(11)		570		140
Discontinued operations					(45)	(79)	(55)	(95)		(150)		(229)			(274)		(224)
Net loss (income) attributable to noncontrolling interests, net of tax	(33)	8	26	(12)	463	(45)	(39)	(83)	14	(122)	22	(167)	(11)		296		(84)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	(534)	213	192	69	(391)	169	14	(12)	261	2	474	171	(60)		(220)		(1)
Discontinued operations	7	(7)	(15)	(23)	47	(527)	9	64	(38)	73	(45)	(454)	(38)		(407)		221
Net income (loss) attributable to Newmont stockholders	$ (527)	$ 206	$ 177	$ 46	$ (344)	$ (358)	$ 23	$ 52	$ 223	$ 75	$ 429	$ (283)	$ (98)		$ (627)		$ 220
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)	$ (0.99)	$ 0.39	$ 0.36	$ 0.13	$ (0.73)	$ 0.32	$ 0.02	$ (0.02)	$ 0.49		$ 0.88	$ 0.32	$ (0.11)		$ (0.41)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.08	(0.99)	0.02	0.12	(0.07)	$ 0.14	(0.08)	(0.85)	(0.07)		(0.77)		$ 0.43
Income (loss) per common share, basic (in dollars per share)	(0.98)	0.38	0.33	0.09	(0.65)	(0.67)	0.04	0.10	0.42	0.14	0.80	(0.53)	(0.18)		(1.18)		0.43
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)	(0.99)	0.39	0.36	0.13	(0.73)	0.32	0.02	(0.02)	0.49		0.88	0.32	(0.11)		(0.41)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.08	(0.99)	0.02	0.12	(0.07)	0.14	(0.08)	(0.85)	(0.07)		(0.77)		0.43
Income (loss) per common share, diluted (in dollars per share)	$ (0.98)	$ 0.38	$ 0.33	$ 0.09	$ (0.65)	$ (0.67)	$ 0.04	$ 0.10	$ 0.42	$ 0.14	$ 0.80	$ (0.53)	$ (0.18)		$ (1.18)		$ 0.43
Reclassified | Reclamation and Remediation Adjustments
Statement of Consolidated Operations
Depreciation and amortization													$ 6		$ 12		$ 16
Reclamation and remediation													15		(5)		(4)
Impairment of long-lived assets															33
Income (loss) before income and mining tax and other items													(21)		(40)		(12)
Income and mining tax benefit (expense)													(2)		(4)		1
Net income (loss):
Continuing operations													(23)		(44)		(11)
Discontinued operations															2		(4)
Net income (loss)													(23)		(42)		(15)
Net loss (income) attributable to noncontrolling interests:
Continuing operations													6		19		7
Discontinued operations															2		2
Net loss (income) attributable to noncontrolling interests, net of tax													6		21		9
Net income (loss) attributable to Newmont stockholders:
Continuing operations													(17)		(25)		(4)
Discontinued operations															4		(2)
Net income (loss) attributable to Newmont stockholders													$ (17)		$ (21)		$ (6)
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)													$ (0.03)		$ (0.05)		$ (0.01)
Discontinued operations (in dollars per share)															0.01		(0.01)
Income (loss) per common share, basic (in dollars per share)													(0.03)		(0.04)		(0.02)
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)													(0.03)		(0.05)		(0.01)
Discontinued operations (in dollars per share)															0.01		(0.01)
Income (loss) per common share, diluted (in dollars per share)													$ (0.03)		$ (0.04)		$ (0.02)
Reclassified | Other Adjustments
Statement of Consolidated Operations
Sales													$ 31		$ (31)
Costs applicable to sales													24		(34)		$ 10
Depreciation and amortization													6		(19)		3
Reclamation and remediation															(5)
Impairment of long-lived assets															(7)
Income (loss) before income and mining tax and other items													1		34		(13)
Income and mining tax benefit (expense)															(12)		4
Net income (loss):
Continuing operations													1		22		(9)
Net income (loss)													1		22		(9)
Net loss (income) attributable to noncontrolling interests:
Continuing operations															(3)		1
Net loss (income) attributable to noncontrolling interests, net of tax															(3)		1
Net income (loss) attributable to Newmont stockholders:
Continuing operations													1		19		(8)
Net income (loss) attributable to Newmont stockholders													$ 1		$ 19		$ (8)
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)															$ 0.03		$ (0.01)
Income (loss) per common share, basic (in dollars per share)															0.03		(0.01)
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)															0.04		(0.01)
Income (loss) per common share, diluted (in dollars per share)															$ 0.04		$ (0.01)

[1]	Excludes Depreciation and amortization and Reclamation and remediation.